SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value Added Tax Rate (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Insurance premiums payable
Insurance premiums payable	$ 5,876	$ 0
Value Added Tax
Value added tax rate	6.00%